Income Taxes (Details 3) (Detail) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Sep. 30, 2016	Sep. 30, 2015
Income Taxes (Textual) [Abstract]
Valuation allowance	$ 0		$ 0	$ 0
Percentage of likelihood	50.00%		50.00%
Income tax examination, penalties and interest expense	$ 0	$ 0	$ 24,000	0
Income tax examination, penalties and interest accrued	$ 0		$ 24,000	$ 0